Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2020	2019	2018
Current tax
Current period	(575)	(1,066)	(37)
Total current tax	(575)	(1,066)	(37)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	(1,369)	474	(195)
Other	—	(10)	(6)
Total deferred tax	(1,369)	464	(201)

Total tax benefit/(expense)	(1,944)	(602)	(238)

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2020		2019		2018
Profit (loss) before tax		475,182		112,832		(109,832)

Tax at domestic rate	(25.00)%	(118,796)	(29.58)%	(33,376)	(29.58)%	32,488
Effects on tax of :
Tax exempt profit / loss		241		317		(50)
Tax adjustments for previous years		—		34		9
Loss for which no DTA (*) has been recognized		(61)		(26)		(1,037)
Non-deductible expenses		(482)		(538)		(962)
Use of previously unrecognized tax losses and tax credits		267		4,066		—
Tonnage Tax regime		115,174		24,534		(33,602)
Effect of share of profit of equity-accounted investees		2,613		2,482		4,690
Effects of tax regimes in foreign jurisdictions		(900)		1,905		(1,774)
Total taxes	(0.41)%	(1,944)	(0.53)%	(602)	0.22%	(238)
In application of an IFRIC agenda decision on ‘IAS 12 Income taxes’, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2020 was $3.5 million (2019: $1.3 million) (see Note 5).

* Deferred Tax Asset